Basis for consolidation	12 Months Ended
Dec. 31, 2023
Basis For Consolidation
Basis for consolidation

3.	Basis for consolidation

Highlighted below are both the direct and indirect subsidiaries, as well as investment funds included in the Consolidated Financial Statements of Banco Santander. Similar information regarding entities accounted for using the equity method by the Bank is provided in note 11.

		Number of Shares or Units Held (in Thousands)			12/31/2023
Investments	Business Segment	Ordinary Shares and Quotas	Preferred Shares	Equity interest of Banco Santander	Ownership Interest
Controlled by Banco Santander
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	50,159	-	100.00%	100.00%
Ben Benefícios e Serviços Instituição de Pagamentos S.A. (BEN Benefícios)	Payment Solution	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Services Provision	10,001	-	100.00%	100.00%
GIRA - Gestão Integrada de Recebíveis do Agronegócio S.A. (GIRA)	Technology	381	-	80.00%	80.00%
EmDia Serviços Especializados em Cobrança Ltda	Debt Collection and Credit Recovery Management	257,306	-	100.00%	100.00%
Return Capital S.A.	Debt Collection and Credit Recovery Management	33,693	-	100.00%	100.00%
Rojo Entretenimento S.A.	Service Provision	7,417	-	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Provision of Digital Media Services	71,181	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Consortium	872,186	-	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Brokerage	14,067,640	14,067,640	99.99%	99.99%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Brokerage	7,184	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	-	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	-	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Provision of Technology Services	241,941	-	100.00%	100.00%
SX Negócios Ltda.	Provision of Call Center Services	75,050	-	100.00%	100.00%
Tools Soluções e Serviços Compartilhados LTDA	Service Provision	192,000	-	100.00%	100.00%
Aymoré CFI Subsidiaries
Banco Hyundai Capital Brasil S.A.	Bank	150,000	-	0.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A. (Solution 4Fleet)	Tecnology	328	-	0.00%	80.00%
Subsidiary of Santander Leasing
Banco Bandepe S.A.	Bank	3,589	-	0.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A. (Santander DTVM)	Securities Dealer	461	-	0.00%	100.00%
Subsidiaries of Sancap
Santander Capitalização S.A.	Capitalization	64,615	-	0.00%	100.00%
Evidence Previdência S.A.	Pension	42,819,564	-	0.00%	100.00%
Subsidiary of Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Real Estate	17,084	-	0.00%	100.00%
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	Technology	4,231	-	0.00%	100.00%
Subsidiary of Santander Distribuidora de Títulos e Valores Mobiliários S.A.
Toro Corretora de Títulos e de Valores Mobiliários Ltda. (Toro CTVM)	Brokerage	21,559	-	0.00%	62.51%
Toro Investimentos S.A.	Investments	44,101	-	0.00%	2.06%
Subsidiary of Toro Corretora de Títulos e de Valores Mobiliários Ltda.
Toro Investimentos S.A.	Investments	228,461	-	0.00%	96.57%
Jointly Controlled by Sancap
Santander Auto S.A.	Technology	22,452	-	0.00%	50.00%
Subsidiary of Toro Investimentos S.A.
Toro Asset Management S.A.	Investments	918,264	-	0.00%	100.00%
Mobills Labs Soluções em Tecnologia Ltda.	Technology	1,122,000	-	0.00%	100.00%
Subsidiary of Toro Asset Management S.A.
Mobills Corretora De Seguros Ltda.	Brokerage	3,010	-	0.00%	100.00%

Consolidated Investment Funds

•	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior (Santander FI Amazonas);
•	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior (Santander FI Diamantina);
•	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior (Santander FI Guarujá);
•	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado (Santander FI SBAC);
•	Santander Paraty QIF PLC (Santander Paraty) (3);
•	Prime 16 – Fundo de Investimento Imobiliário (atual denominação do BRL V - Fundo de Investimento Imobiliário - FII) (1);
•	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (2);
•	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (3);
•	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos;
•	Fundo de Investimentos em Direitos Creditórios Atacado – Não Padronizado (4);
•	Atual - Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior;
•	Fundo de Investimentos em Direitos Creditórios – Getnet (3);
•	Santander Flex Fundo de Investimento Direitos Creditórios (4);
•	San Créditos Estruturados – Fundo de Investimento em Direitos Creditórios Não Padronizado (4);
•	D365 – Fundo De Investimento em Direitos Creditórios (4);
•	Fundo de Investimento em Direitos Creditórios Tellus (4); e
•	Fundo de Investimento em Direitos Creditórios Precato IV (4).

(1)	Banco Santander was identified as the creditor for certain overdue credit operations, secured by real estate assets. The operation for recovering these credits involves contributing the real estate collateral to the equity of the Real Estate Investment Fund, followed by the subsequent transfer of the Fund's quotas to Banco Santander, in settlement of the aforementioned credit operations.
(2)	Banco Santander, through its subsidiaries, holds the risks and rewards associated with Santander Paraty and the Santander FI Hedge Strategies Subfund, domiciled in Ireland, and fully consolidates both of them within its Consolidated Financial Statements. Santander Paraty lacks an independent equity position, as all accounting entries are derived from the financial position of the Santander FI Hedge Strategies Subfund.
(3)	This fund was consolidated starting in June 2022 and is controlled by Aymoré CFI, which holds 100% of the fund's units.
(4)	Fund controlled by Return Capital Serviços de Recuperação de Crédito S.A.

Corporate actions have been undertaken to reorganize the operations and activities of the entities in accordance with the business plan of the Santander Conglomerate.

a) Acquisition of the remaining ownership interest in Apê11 Tecnologia e Negócios Imobiliários Ltda.

On December 22, 2023, Santander Holding Imobiliária S.A. ("SHI") – a wholly-owned subsidiary of the Company – executed a Share Purchase Agreement with the shareholders of Apê11 Tecnologia e Negócios Imobiliários Ltda. ("Apê11") to acquire the remaining 10% of Apê11´s share capital held by minority shareholders ("Operation"). Following the Operation, SHI now holds 100% of the share capital of Apê11.

b) Full merger of Mob Soluções em Tecnologia Ltda. by Return Capital S.A. into Mobills Labs Soluções em Tecnologia Ltda.

On October 31, 2023, Mob Soluções em Tecnologia Ltda. ("Mob") was fully merged, with its assets being absorbed by its direct parent company, Mobills Labs Soluções em Tecnologia Ltda. (“Mobills”), in accordance with the terms outlined in the Protocol and Justification of the operation. The implementation of the full merger of Mob did not result in an increase in Mobills' share capital, as all issued shares of Mob were held by Mobills and, therefore, were already accounted for in the investment account by the equity method.

c) Sale of the entire ownership interest held in Banco PSA Finance Brasil S.A. and Stellantis Corretora de Seguros e Serviços Ltda.

On August 31, 2023, Aymoré Crédito, Financiamento e Investimento S.A. ("Aymoré") and Santander Corretora de Seguros, Investimentos e Serviços S.A. (“Santander Corretora de Seguros”) completed the sale of equity interests held (a) by Aymoré, constituting 50% (fifty percent) of the share capital of Banco PSA Finance Brasil S.A. ("Banco PSA"), to Stellantis Financial Service, S.A., and (b) by Santander Corretora de Seguros, representing 50% (fifty percent) of the share capital of Stellantis Corretora de Seguros e Serviços Ltda. (“Stellantis Corretora”), to Stellantis Services Ltd. ("Operation").

Upon the completion of the Operation, Aymoré no longer holds any equity interest in Banco PSA, and Santander Corretora de Seguros no longer holds any equity interest in Stellantis Corretora.

d) Acquisition of stake and investment in Fit Economia de Energia S.A.

On August 1, 2023, Santander Corretora de Seguros, Investimentos e Serviços S.A. entered into an agreement with HB Fit Participações Ltda. for the acquisition and investment in Fit Economia de Energia S.A. ("Company"). Upon the successful completion of this operation, Santander will hold a 65% ownership stake in the share capital of the Company ("Operation").

The completion of the Operation is contingent upon the satisfaction of certain customary conditions precedent in similar transactions, which includes obtaining the applicable regulatory approvals.

e) Joint venture between Banco Santander (Brasil) S.A. and Sodexo Pass International and Sodexo Pass do Brasil Serviços de Inovação Ltda.

On June 24, 2023, Banco Santander entered into a joint venture agreement with Sodexo Pass International and Sodexo Pass do Brasil Serviços de Inovação Ltda establishing that, upon completion of the operation, Banco Santander will hold an 20% equity interest in the share capital of Sodexo Pass do Brasil Serviços e Comércio S.A. ("Operation").

The completion of the Operation is contingent upon the satisfaction of certain customary conditions precedent in similar transactions, which includes obtaining the applicable regulatory approvals.

f) Acquisition of the entire ownership interest in Toro Participações S.A.

On June 7, 2023, Banco Santander (Brasil) S.A. entered into a share purchase and sale agreement to acquire a shareholding equivalent to 100% of the total and voting share capital of Toro Participações S.A.

The operation is an opportunity for Santander to act in a more active and diversified way in the securities brokerage market and in the development of the investment platform, expanding the offer of products and services in shares, fixed income, public securities, bank securities , private credit, FIIs (real estate investment funds), ETFs, BDRs (Brazilian Depositary Receipts), as well as operations in the financial education and investment analysis segments.

The acquisition premium is justified by the values of the assets acquired and the expected future profitability due to the synergy generated with the activity of Toro Participações S.A.

The acquisition occurred through the acquisition, by Santander, of 14,717,658 common, registered shares with no par value issued by the Company with payment under the following conditions:

A. on the Closing date, in the amount of R$ 291,529

B. R$ 140,210 to be paid by 01/31/2026, updated by CDI and after confirming the achievement of certain performance indicators stipulated in the Purchase and Sale Agreement, which will be measured on 12/31/2025.

For Toro's economic-financial assessment, the discounted cash flow criterion was used.

The net consideration for the 100% acquisition was R$ 384,065. The identifiable net asset acquired at fair value on the acquisition date was R$ 72,538, which generated goodwill, preliminarily measured, in the amount of R$ 184,470, as shown in the table below:

Transaction date: 01/03/2024
Allocated price	384,065
Shareholders’ Equity (a)	127,057
Surplus - Intangible assets (fair value) (b)	72,538
Brand (c)	37,700
Software (d)	19,057
Customer portfolio (e)	12,044
Non-competition (f)	3,737
Identified assets	199,595
Goodwill	184,470

Total equity acquired	127,057
Added value of assets	72,538
Goodwill generated in the transaction	184,470
Total net consideration	384,065

(a) Amount consisting of R$134,249 of intangibles, R$8,960 of other assets, R$16,152 of miscellaneous obligations.

(b) The Company identified the allocation of tangible and intangible assets in the acquisition (business combination) measured at fair value according to the preparation of a report issued by an independent company.

(c) Toro's brand is relevant in the market and recognized by Customers and, therefore, was identified as an intangible asset. For its evaluation, the profitability approach (“Income approach”) was used using the avoided royalties method (“Relief from royalties”).

(d) Toro has a relevant technological platform within its operational context. From the Management perspective, there is a relevant value of this intangible. To evaluate the software, the Income approach was used, more specifically the excess profitability method in multiple periods.

(e) Toro has a client portfolio built since its founding in 2010, which involves a variety of investment-related products. Therefore, customer relationships generate an economic benefit, and thus, it was identified as an intangible asset. For its evaluation, the profitability approach (“Income approach”) was used, more specifically the excess profitability method in multiple periods

(f) The signatories to the Toro Shareholders Agreement have signed a Non-Competition Agreement within the SPA. Therefore, it is understood that the Non-Competition Agreement still has value for any market participants in the Company's segment. The agreement has a stipulated term of 5 years, after the closing date. For its evaluation, the Income approach was used using the Incremental Cash Flow method.

Additional information about the amounts acquired and consideration assumed is under evaluation and will be disclosed as applicable in future disclosures, according to the completion of the accounting of the acquisition method which must occur within 1 year of the date of acquisition.

Following the completion of the Operation, Santander Corretora became the holder of 30% of the share capital of Webmotors, while Carsales now holds 70%.

a)               Investment by Santander Corretora de Seguros, Investimentos e Serviços S.A. in Biomas – Serviços Ambientais, Restauração e Carbono S.A.

On November 9, 2022, Santander Corretora de Seguros, Investimentos e Serviços S.A. ("Santander Corretora") entered into an investment agreement to acquire a stake ("Operation") in Biomas - Serviços Ambientais, Restauração e Carbono S.A. ("Biomas"). Biomas is an entity established with the purpose of providing services dedicated to the development and implementation of initiatives focused on the restoration and conservation of biodiversity and natural ecosystems, thus aligning with the Environmental, Social, and Governance (ESG) objectives of the Santander Group.

As of March 21, 2023, following the completion of the Operation, Santander Brokerage acquired an equity interest of 16.66% in Biomas.

b)               Investment by Lexisnexis Serviços de Análise de Risco Ltda. in Gestora de Inteligência de Crédito S.A.

On December 20, 2022, Banco Santander, in conjunction with the other shareholders, finalized the investment transaction by subscribing to new shares issued by Lexisnexis Serviços de Análise de Risco Ltda. (“Lexisnexis”) in Gestora de Inteligência de Crédito S.A. (“GIC”). Following the completion of this subscription, Lexisnexis became the holder of shares representing 20% (twenty percent) of the share capital of GIC.

Following the completion of the transaction and Lexisnexis's entry into GIC, Santander now holds 15.56% of the shares issued by GIC.

c)                Full spin-off of Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. into Return Capital S.A. and EmDia Serviços Especializados em Cobrança Ltda.

On October 31, 2022, Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. ("Atual") underwent a complete spin-off, with its assets being absorbed by its direct subsidiaries, Return Capital S.A. ("Return") and EmDia Serviços Especializados em Cobrança Ltda. ("EmDia"), in accordance with the ratios established in the Protocol and Justification of the operation. Following the spin-off, Return's capital was increased by R$ 3,990,617 and "EmDia" by R$ 267,027,054, with both entities now directly owned by Banco Santander (Brasil) S.A. as the sole shareholder of Return and the sole partner of "EmDia".

d)               Acquisition of stake in SX Tools Soluções e Serviços Compartilhados Ltda.

On September 26, 2022, Banco Santander (Brasil) S.A. ("Banco Santander") acquired and subscribed to a capital increase in SX Tools Soluções e Serviços Compartilhados Ltda ("SX Tools"), thereby securing full ownership of the company's shares. This capital increase was fully paid up within the fiscal year of 2022. SX Tools will primarily provide services to Banco Santander and its group companies, focusing on centralizing the procurement of technology suppliers dedicated to the provision of these services.

e)	Acquisition of stake in CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.

On January 21, 2022, Santander Corretora de Seguros, Investimentos e Serviços S.A. ("Santander Corretora"), together with other investors, entered into an investment agreement and other covenants ("Agreement") with CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A. ("CSD BR") and its respective shareholders, with the purpose of subscribing to a minority stake in CSD BR ("Operation"). CSD BR is authorized by the Brazilian Central Bank, Brazil's Securities and Exchange Commission, and the country's Private Insurance Superintendence to operate as a registrar of financial assets, derivatives, securities, and insurance policies. Following the satisfaction of the conditions precedent as outlined in the Agreement, the Operation was completed on May 26, 2022, resulting in Santander Corretora securing a 20% (twenty percent) equity interest in CSD BR.

f)                Sale of the entire stake held in Paytec Tecnologia em Pagamentos Ltda. and Paytec Logística e Armazém Ltda.

On May 26, 2022, Banco Santander, together with Getnet Adquirência e Serviços para Meios de Pagamento S.A. - Instituição de Pagamento (“Getnet IP”), entered into a share purchase and sale agreement, including the transfer of ownership and other covenants, for 100% of the equity interest in Paytec Tecnologia em Pagamentos Ltda. ("Operation"). Following the completion of the Operation, Getnet IP now directly owns 100% of the equity interest in Paytec Tecnologia em Pagamentos Ltda. and, indirectly, exercises control over Paytec Logística e Armazém Ltda.

g)               Acquisition of stake in Monetus Investimentos Ltda. and Monetus Corretora de Seguros Ltda.

On June 15, 2021, Santander Distribuidora de Títulos e Valores Mobiliários S.A. ("Santander DTVM", the new corporate name of PI Distribuidora de Títulos e Valores Mobiliários S.A.), Toro Corretora de Títulos e Valores Mobiliários S.A. ("Toro CTVM"), and Toro Investimentos S.A. ("Toro Investimentos" and, together with Toro CTVM, "Toro") entered into an investment agreement and other covenants with the partners of Monetus Investimentos Ltda., and Monetus Corretora de Seguros Ltda. (collectively referred to as "Monetus"), whereby, upon the completion of the operation, Toro Investimentos would acquire 100% of the share capital of Monetus ("Operation"). Monetus, headquartered in Belo Horizonte, operates through a goal-based automated investment application. Following the satisfaction of the applicable precedent conditions, the completion of the Operation was formalized on January 4, 2022.

h)               Acquisition of stake in Mobills Labs Soluções em Tecnologia Ltda. and Mob Soluções em Tecnologia Ltda.

On June 15, 2021, Santander Distribuidora de Títulos e Valores Mobiliários S.A. ("Santander DTVM", the new corporate name of PI Distribuidora de Títulos e Valores Mobiliários S.A.), Toro Corretora de Títulos e Valores Mobiliários S.A. ("Toro CTVM"), and Toro Investimentos S.A. ("Toro Investimentos" and, together with Toro CTVM, "Toro") entered into an investment agreement and other covenants with the shareholders of Mobills Labs Soluções em Tecnologia Ltda., and Mob Soluções em Tecnologia Ltda (collectively "Mobills"). Pursuant to this agreement, upon the successful completion of the operation, Toro Investimentos would secure 100% of the share capital of Mobills ("Operation"). Headquartered in Ceará, Mobills offers a suite of financial applications that boast a substantial user base, especially in the realm of financial planning. Following the satisfaction of the applicable conditions precedent, the completion of the Operation was officially formalized on January 4, 2022.

i)              Sale of part of Santander Corretora's shareholding in Webmotors S.A. to Carsales.com Investments PTY LTD

On April 28, 2023, Santander Corretora de Seguros, Investimentos e Serviços S.A. ("Santander Corretora") successfully completed the sale of shares representing 40% of the share capital of Webmotors S.A. ("Webmotors") to Carsales.com Investments PTY LTD ("Carsales") (the "Operation").